Other long-term liabilities	12 Months Ended
Dec. 31, 2021
Other long-term liabilities [Abstract]
Other long-term liabilities
15. Other long-term liabilities
As of December 31, 2021, and 2020, other-long term liabilities consist of the following:
	December 31, 2021	December 31, 2020
Accrued provision for warranties(1)	840,024	—
Greek state loan(2)	137,805	42,793
Jubilee provision	17,805	—
	$995,634	$42,793

(1)
As of December 31, 2021, the amount of $840,024 relates to the non-current portion of a total accrued warranty reserve of $1,048,281, recognized on fuel cells sold, as discussed in Note 2. For the year ended December 31, 2021, accrued warranty activity consisted of the following:

Year Ended December 31, 2021
Balance at beginning of year	$—
Assumed at business combination	1,081,360
Accruals for warranties issued during the fiscal year	42,060
Settlements made during the fiscal year	(28,439)
Exchange differences	(46,700)
Balance at end of year	$1,048,281

Year Ended December 31, 2021
Of which:
Current portion (Note 12)	$208,257
Non-current portion	840,024
Total accrued warranty reserve	$1,048,281
(2)
Under a decision published by the Greek government a state aid was provided to various entities affected by COVID-19. In this context, the Company applied for and received an aggregate amount of $152,757 during 2021 and 2020, which is repayable from June 2022 through September 2025 and bears an interest rate ranging from 0.74% to 0.94%. As of December 31, 2021, the current portion of this loan amounts to $14,952 and is included in other short- term payables (Note 12) within “Other current liabilities” on the consolidated balance sheets.